Shareholder Fees {- Fidelity Disruptive Technology Fund}	Jul. 30, 2021 USD ($)
05.31 Fidelity Disruptive Funds-Retail Class, Loyalty Class 1, Loyalty Class 2, Class F Combo Pro-04 | Fidelity Disruptive Technology Fund
Shareholder Fees:
(fees paid directly from your investment)	none